STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Banks - 3.7%
First Republic Bank	32,234		4,208,149
JPMorgan Chase & Co.	48,907		5,110,782
			9,318,931
Capital Goods - 5.0%
Ingersoll Rand Inc.	140,029		6,057,655
Trane Technologies PLC	44,503		6,444,479
			12,502,134
Consumer Durables & Apparel - 2.2%
NIKE Inc., Cl. B	65,714		5,462,148
Diversified Financials - 2.7%
The Goldman Sachs Group Inc.	23,110		6,772,386
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	14,844		7,010,376
Food, Beverage & Tobacco - 5.1%
Darling Ingredients Inc.	54,413	[a]	3,599,420
PepsiCo Inc.	57,076		9,318,228
			12,917,648
Health Care Equipment & Services - 8.6%
Abbott Laboratories	43,438		4,203,061
Edwards Lifesciences Corp.	64,735	[a]	5,349,053
Medtronic PLC	81,126		6,550,925
The Cooper Companies	21,241		5,605,500
			21,708,539
Insurance - 4.5%
Chubb Ltd.	41,114		7,477,814
The Progressive Corp.	32,440		3,769,852
			11,247,666
Materials - 5.7%
Albemarle Corp.	21,787		5,761,354
CF Industries Holdings Inc.	44,368		4,270,420
Ecolab Inc.	30,098		4,346,753
			14,378,527
Media & Entertainment - 4.1%
Alphabet Inc., Cl. A	108,380	[a]	10,366,547
Pharmaceuticals Biotechnology & Life Sciences - 6.2%
AbbVie Inc.	39,983		5,366,118
Eli Lilly & Co.	21,697		7,015,725
Merck & Co.	36,349		3,130,376
			15,512,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Retailing - 5.3%
Amazon.com Inc.		117,441	[a]	13,270,833
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials Inc.		27,748		2,273,394
SolarEdge Technologies Inc.		13,255	[a]	3,068,002
Texas Instruments Inc.		41,686		6,452,159
				11,793,555
Software & Services - 18.1%
Accenture PLC, Cl. A		24,028		6,182,404
Fidelity National Information Services Inc.		44,437		3,358,104
Intuit Inc.		14,369		5,565,401
Mastercard Inc., Cl. A		24,816		7,056,181
Microsoft Corp.		74,549		17,362,462
Salesforce Inc.		41,624	[a]	5,987,196
				45,511,748
Technology Hardware & Equipment - 9.2%
Apple Inc.		126,645		17,502,339
TE Connectivity Ltd.		52,237		5,764,875
				23,267,214
Telecommunication Services - 2.2%
Verizon Communications Inc.		147,807		5,612,232
Transportation - 1.9%
Norfolk Southern Corp.		22,483		4,713,561
Utilities - 6.4%
CMS Energy Corp.		80,523		4,689,660
Eversource Energy		65,528		5,108,563
NextEra Energy Inc.		79,957		6,269,428
				16,067,651
Total Common Stocks (cost $202,980,342)				247,433,915
	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,994,288)	3.03	3,994,288	[b]	3,994,288
Total Investments (cost $206,974,630)		100.0%		251,428,203
Liabilities, Less Cash and Receivables		(.0%)		(60,823)
Net Assets		100.0%		251,367,380

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	247,433,915	-	-	247,433,915
Investment Companies	3,994,288	-	-	3,994,288

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2022, accumulated net unrealized appreciation on investments was $44,453,573, consisting of $67,110,574 gross unrealized appreciation and $22,657,001 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.